INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income and Mining Tax (Expense) Benefit - Current vs Deferred

The Company’s Income and mining tax benefit (expense) consisted of:

	Years Ended December 31,
	2013	2012	2011
Current:
United States	$(129)	$(210)	$(346)
Foreign	(372)	(644)	(1,038)

	(501)	(854)	(1,384)

Deferred:
United States	805	100	151
Foreign	451	(122)	486

	1,256	(22)	637

	$755	$(876)	$(747)

Income and Mining Tax (Expense) Benefit - Domestic Vs Foreign

The Company’s Income before income and mining tax and other items consisted of:

	Years Ended December 31,
	2013	2012	2011
United States	$(1,625)	$1,036	$878
Foreign	(1,981)	2,078	932

	$(3,606)	$3,114	$1,810

Income and Mining Tax Expense Reconciliation

The Company’s Income and mining tax benefit (expense) differed from the amounts computed by applying the United States statutory corporate income tax rate for the following reasons:

	Years Ended December 31,
	2013	2012	2011
Income before income and mining tax and other items	$(3,606)	$3,114	$1,810
United States statutory corporate income tax rate	35%	35%	35%

Income tax benefit (expense) computed at United States statutory corporate income tax rate	1,262	(1,090)	(634)

Reconciling items:
Tax benefit generated on change in form of a non-U.S. subsidiary	—	694	65
Percentage depletion	134	267	172
Change in valuation allowance on deferred tax assets	(665)	(716)	(263)
Tax planning on sale of Canadian Oil Sands and Canadian capital gains tax rate	61	—	—
Effect of foreign earnings, net of credits	(19)	6	(69)
State tax benefit on asset impairment	62	—	—
Mining taxes, net	(45)	(77)	(42)
Other	(35)	40	24

Income and mining tax benefit (expense)	$755	$(876)	$(747)

Components of Deferred Tax Assets (Liabilities)

Components of the Company’s deferred income tax assets (liabilities) are as follows:

	At December 31,
	2013	2012
Deferred income tax assets:
Property, plant and mine development	$1,554	$621
Reclamation and remediation	314	306
Net operating losses, capital losses and tax credits	2,003	1,933
Investment in partnerships	224	281
Employee-related benefits	231	280
Derivative instruments and unrealized loss on investments	319	145
Other	289	148

	4,934	3,714
Valuation allowances	(2,724)	(1,626)

	2,210	2,088

Deferred income tax liabilities:
Property, plant and mine development	(629)	(1,724)
Reclamation and remediation	(7)	—
Net undistributed earnings of subsidiaries	(406)	(301)
Derivative instruments and unrealized gain on investments	(79)	(217)
Other	(74)	(170)

	(1,195)	(2,412)

Net deferred income tax assets (liabilities)	$1,015	$(324)

Net deferred income tax assets and liabilities consist of:

	At December 31,
	2013	2012
Current deferred income tax assets	$246	$195
Long-term deferred income tax assets	1,478	404
Current deferred income tax liabilities	(74)	(65)
Long-term deferred income tax liabilities	(635)	(858)

	$1,015	$(324)

Reconciliation of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	2013	2012	2011
Total amount of gross unrecognized tax benefits at beginning of year	$391	$336	$116
Additions for tax positions of prior years	19	81	160
Additions for tax positions of current year	—	—	64
Reductions due to settlements with taxing authorities	(75)	(5)	—
Reductions due to lapse of statute of limitations	(15)	(21)	(4)

Total amount of gross unrecognized tax benefits at end of year	$320	$391	$336